SEGMENT AND GEOGRAPHICAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SEGMENT AND GEOGRAPHICAL INFORMATION
SEGMENT AND GEOGRAPHICAL INFORMATION

NOTE 8: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Revenues
United States	$169,737	$163,361	$493,408	$479,132
Canada	49,751	49,015	146,620	143,530
Eliminations	(1,301)	(1,317)	(3,844)	(1,775)

Total	$218,187	$211,059	$636,184	$620,887

Interest expense
United States	$53,136	$48,990	$152,584	$150,937
Canada	13,162	13,841	38,664	41,242
Eliminations	(1,301)	(1,317)	(3,844)	(1,775)

Total	$64,997	$61,514	$187,404	$190,404

Segment net income
United States	$45,942	$41,839	$146,614	$123,048
Canada	19,386	15,112	51,586	46,038

Total	$65,328	$56,951	$198,200	$169,086

Depreciation and amortization
United States	$20,466	$18,824	$60,063	$56,667
Canada	8,316	8,442	24,609	24,558

Total	$28,782	$27,266	$84,672	$81,225

Expenditures for equipment on operating leases
United States	$108,422	$100,607	$314,600	$231,908
Canada	18,906	24,755	76,159	76,287

Total	$127,328	$125,362	$390,759	$308,195

Provision (benefit) for credit losses, net
United States	$1,762	$9,169	$(8,070)	$12,735
Canada	129	2,911	2,601	3,083

Total	$1,891	$12,080	$(5,469)	$15,818

	As of September 30, 2013	As of December 31, 2012
Segment assets
United States	$12,099,277	$11,016,740
Canada	2,721,531	2,555,140
Eliminations	(216,384)	(225,351)

Total	$14,604,424	$13,346,529

Managed portfolio
United States	$10,514,182	$8,849,079
Canada	2,267,673	2,052,884

Total	$12,781,855	$10,901,963

NOTE 11: SEGMENT AND GEOGRAPHICAL INFORMATION

        The Company's segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires financial information be reported on the basis that is used internally for measuring segment performance. The Company's reportable segments are strategic business units that are organized around differences in geographic areas. Each segment is managed separately as they require different knowledge of regulatory environments and marketing strategies. The operating segments offer primarily the same services within each of the respective segments.

        A summary of the Company's reportable segment information is as follows:

	2012	2011	2010
Revenues
United States	$644,900	$641,252	$681,698
Canada	192,196	189,747	181,853
Eliminations	(3,092)	—	—

Total	$834,004	$830,999	$863,551

Interest expense
United States	$202,208	$207,657	$255,316
Canada	54,957	61,177	57,716
Eliminations	(3,092)	—	—

Total	$254,073	$268,834	$313,032

Segment net income
United States	$152,854	$146,709	$100,291
Canada	60,727	54,825	62,219
Eliminations	—	—	(30)

Total	$213,581	$201,534	$162,480

Depreciation and amortization
United States	$76,145	$78,568	$90,041
Canada	32,757	32,978	29,246

Total	$108,902	$111,546	$119,287

Expenditures for equipment on operating leases
United States	$355,076	$292,823	$268,593
Canada	104,401	93,538	88,309

Total	$459,477	$386,361	$356,902

Provision for credit losses
United States	$33,875	$28,974	$74,370
Canada	10,703	3,879	2,024

Total	$44,578	$32,853	$76,394

	2012	2011	2010
Segment assets
United States	$11,016,740	$9,654,594	$8,683,991
Canada	2,555,140	2,358,198	2,307,319
Eliminations	(225,351)	(111,641)	(107,821)

Total	$13,346,529	$11,901,151	$10,883,489

Managed portfolio
United States	$8,849,079	$7,827,253	$7,214,953
Canada	2,052,884	1,774,445	1,737,091

Total	$10,901,963	$9,601,698	$8,952,044